Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Accounts Receivable for Services	Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2021	2020
Accounts receivable for Centuri services	$15,166	$13,956

Schedule of Revenues by Geographic Area
The following table presents the amount of revenues for both the natural gas distribution and utility infrastructure services segments (legacy segments) by geographic area:

	December 31,
(Thousands of dollars)	2021	2020	2019
Revenues (a)
United States	$3,411,018	$3,057,041	$2,893,201
Canada	269,433	241,832	226,716
Total	$3,680,451	$3,298,873	$3,119,917
(a)Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information	The financial information pertaining to each segment as of and for the three years ended December 31, 2021, 2020, and 2019 are as follows:

	Year Ended December 31, 2021
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,521,790	$2,056,315	$—	$—	$3,578,105
Intersegment sales	—	102,346	—	—	102,346
Total	$1,521,790	$2,158,661	$—	$—	$3,680,451
Interest income	$5,113	$—	$—	$—	$5,113
Interest expense	$97,560	$20,999	$—	$639	$119,198
Depreciation and amortization	$253,398	$117,643	$—	$—	$371,041
Income tax expense	$29,338	$18,776	$—	$(8,466)	$39,648
Segment net income	$187,135	$40,420	$—	$(26,776)	$200,779
Segment assets	$7,950,263	$2,579,748	$2,187,582	$47,664	$12,765,257
Capital expenditures	$601,983	$113,643	$—	$—	$715,626

	Year Ended December 31, 2020
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,350,585	$1,813,429	$—	$3,164,014
Intersegment sales	—	134,859	—	134,859
Total	$1,350,585	$1,948,288	$—	$3,298,873
Interest income	$4,015	$—	$—	$4,015
Interest expense	$101,148	$9,269	$1,060	$111,477
Depreciation and amortization	$235,295	$96,732	$—	$332,027
Income tax expense	$35,755	$31,128	$(1,130)	$65,753
Segment net income	$159,118	$74,862	$(1,656)	$232,324
Segment assets	$7,256,636	$1,475,237	$3,980	$8,735,853
Capital expenditures	$692,216	$132,889	$—	$825,105

	Year Ended December 31, 2019
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,368,939	$1,592,252	$—	$2,961,191
Intersegment sales	—	158,726	—	158,726
Total	$1,368,939	$1,750,978	$—	$3,119,917
Interest income	$6,356	$—	$—	$6,356
Interest expense	$95,026	$14,086	$114	$109,226
Depreciation and amortization	$215,620	$87,617	$—	$303,237
Income tax expense	$34,973	$21,399	$(349)	$56,023
Segment net income	$163,171	$52,404	$(1,639)	$213,936
Segment assets	$6,798,746	$1,365,194	$6,108	$8,170,048
Capital expenditures	$778,748	$159,400	$—	$938,148